Dividends	12 Months Ended
Dec. 31, 2021
Dividends.
Dividends

31.  Dividends

On March 16, 2022, the board of directors declared a dividend of US$0.51 per ADS, or US$0.0255 per common share, for the fourth quarter of 2021, which is expected to be paid on April 29, 2022 to shareholders of record as of the close of business on April 14, 2022.